LEASES - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation	$ 73.4	$ 65.3
Short-term lease, low-value assets, and variable lease payments expenses	17.5	21.0
Net book value of property, plant and equipment leased under operating lease to third parties	123.4	115.9
Cost of sales
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation	72.7	64.0
Selling, general and administrative expense
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation	$ 0.7	$ 1.3